Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Summary of Reportable Segments

The Company’s reportable segments are summarized in the following tables:

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $
As at December 31, 2020
Property, plant and equipment	-	1,175	-	760	1,935
Assets held for sale	3,926	-	-	-	3,926
Exploration and evaluation assets	-	4,342	-	-	4,342
Total assets	4,169	6,437	131,394	184,723	326,723
Total liabilities	(552)	(7,000)	-	(128,468)	(136,020)
For the year ended December 31, 2020
Property, plant and equipment additions		507	64,985	23	65,515
Loss from discontinued operations	(1,013)	-	-	-	(1,013)
Net loss	(1,013)	(18,123)	(767)	(16,331)	(36,234)
Exploration expenditures	-	(16,794)	(932)	-	(17,726)
Depreciation	-	(484)	(279)	(170)	(933)

	Organoclay $	Thacker Pass $	Cauchari- Olaroz $	Corporate $	Total $
As at December 31, 2019
Property, plant and equipment	-	1,147	156,854	923	158,924
Assets held for sale	4,279	-	-	-	4,279
Exploration and evaluation assets	-	3,852	-	-	3,852
Total assets	5,621	5,817	248,821	33,540	293,799
Total liabilities	(1,207)	(3,325)	(42,431)	(87,215)	(134,178)
For the year ended December 31, 2019
Property, plant and equipment additions	23	736	31,447	813	33,019
Loss from discontinued operations	(2,193)	-	-	-	(2,193)
Net (loss)/income	(2,193)	(9,462)	3,035	60,285	51,665
Exploration expenditures	-	(8,525)	-	-	(8,525)
Depreciation	(326)	(379)	(195)	(226)	(1,126)

Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment

The Company’s non-current assets and revenues of the discontinued operation are segmented geographically as follows:

	Canada $	United States $	Argentina $	Total $
Non-current assets (1)
As at December 31, 2020	760	5,517	131,394	137,671
As at December 31, 2019	923	5,000	156,853	162,776
Revenue of the discontinued operation
For the twelve months ended December 31, 2020	-	670	-	670
For the twelve months ended December 31, 2019	-	5,348	-	5,348

[1]Non-current assets attributed to geographical locations exclude deferred income tax assets and financial and other assets.